ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048


                                   August 28, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Active Assets Government Securities Trust
     File Nos. 2-71558 and 811-3165
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 22, 1997.


                                   Very truly yours,
                               /s/ Lou Anne McInnis
                                   Lou Anne McInnis
                                   Assistant Secretary



cc: Barry Fink
    Randolph Koch

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